ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	$ 301,181,596
Changes in fair value recognised in profit or loss	350,919	$ 323,685	$ 278,751
Assets at the end of the period	327,859,383	301,181,596
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	44,913,854
Assets at the end of the period	54,083,268	44,913,854
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	7,740,172
Assets at the end of the period	8,707,511	7,740,172
Financial Assets In Concession [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	3,830,916	3,507,231	3,228,480
Changes in fair value recognised in profit or loss	350,919	323,685	278,751
Assets at the end of the period	4,181,835	3,830,916	3,507,231
Debt securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	30,442,045
Assets at the end of the period	38,989,037	30,442,045
Debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	1,889	1,383	88,821
Changes in fair value recognised in profit or loss	(464)	506	(58,845)
Changes in fair value recognised in OCI			671,348
Additions			227,854
Sales/redemptions			(783,552)
Loss of control in subsidiary			(71,248)
Transfers from level 2 to level 3			(72,995)
Assets at the end of the period	1,425	1,889	1,383
Equity securities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	7,377,523
Assets at the end of the period	8,677,809	7,377,523
Equity securities | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	2,770,226	2,302,280	1,357,164
Changes in fair value recognised in profit or loss	224,673	204,276	80,408
Changes in fair value recognised in OCI	(6,819)	39,566	16,613
Additions	326,096	830,718	918,046
Sales/redemptions	(1,199)	(606,614)	(13,062)
Discontinued operations			1
Loss of control in subsidiary			(56,599)
Transfers from level 2 to level 3			(291)
Assets at the end of the period	3,312,977	2,770,226	2,302,280
Biological assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	230,672
Assets at the end of the period	238,339	230,672
Biological assets [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	230,672	212,630	154,986
Changes in fair value recognised in profit or loss	7,589	18,601	56,859
Additions	26,572	26,118	28,368
Sales/redemptions	(26,494)	(26,677)	(27,583)
Assets at the end of the period	238,339	230,672	212,630
Investment property [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	906,469
Assets at the end of the period	972,935	906,469
Investment property [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	906,469	880,963	852,935
Changes in fair value recognised in profit or loss	35,841	84,958	55,930
Changes in fair value recognised in OCI	16,935	557	797
Transfers to non-current assets held for sale	22,370	95,593	31,184
Reclassification	32,470	(4,160)	(4,493)
Effect of movements in exchange rates	6,966	(7,079)	2,282
Additions	37,859	56,307	70,081
Sales/redemptions	(85,975)	(200,670)	(127,753)
Assets at the end of the period	$ 972,935	$ 906,469	$ 880,963